Schedule of Investments (unaudited)
February 28, 2026
BlackRock Large Cap Focus Growth Fund, Inc.
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Aerospace & Defense — 9.0%
Boeing Co. (The)(a)	127,396	$ 28,986,412
Howmet Aerospace, Inc.	202,087	53,053,900
L3Harris Technologies, Inc.	83,464	30,425,967
TransDigm Group, Inc.	26,722	34,813,154
		147,279,433
Air Freight & Logistics — 2.2%
CH Robinson Worldwide, Inc.	193,931	35,925,718
Automobiles — 2.0%
Tesla, Inc.(a)	82,300	33,126,573
Banks — 1.4%
Citigroup, Inc.	214,290	23,612,615
Broadline Retail — 7.6%
Amazon.com, Inc.(a)	589,498	123,794,580
Capital Markets — 1.6%
Robinhood Markets, Inc., Class A(a)	335,063	25,414,528
Communications Equipment — 2.6%
Arista Networks, Inc.(a)	321,600	42,933,600
Consumer Finance — 1.7%
Capital One Financial Corp.	144,108	28,193,289
Consumer Staples Distribution & Retail — 1.1%
Walmart, Inc.	140,902	18,028,411
Health Care Equipment & Supplies — 1.3%
Boston Scientific Corp.(a)	271,138	20,836,955
Health Care Providers & Services — 2.4%
McKesson Corp.	39,953	39,448,394
Interactive Media & Services — 8.2%
Alphabet, Inc., Class A	267,742	83,471,246
Meta Platforms, Inc., Class A	78,361	50,792,033
		134,263,279
IT Services — 3.1%
Shopify, Inc., Class A(a)	226,267	27,317,215
Snowflake, Inc., Class A(a)	139,131	23,431,052
		50,748,267
Life Sciences Tools & Services — 0.7%
Thermo Fisher Scientific, Inc.	20,770	10,823,455
Machinery — 2.6%
Caterpillar, Inc.	57,505	42,716,439
Metals & Mining — 2.8%
Freeport-McMoRan, Inc.	294,319	20,037,237
Newmont Corp.	201,778	26,231,140
		46,268,377
Oil, Gas & Consumable Fuels — 0.6%
EQT Corp.	150,742	9,258,574
Pharmaceuticals — 3.1%
Eli Lilly & Co.	47,521	49,991,617
Semiconductors & Semiconductor Equipment — 22.8%
Broadcom, Inc.	238,763	76,296,717
Security	Shares	Value
Semiconductors & Semiconductor Equipment (continued)
Intel Corp.(a)	921,735	$ 42,040,333
Lam Research Corp.	129,858	30,372,487
NVIDIA Corp.	1,265,614	224,254,145
		372,963,682
Software — 13.3%
AppLovin Corp., Class A(a)	68,694	29,866,090
Datadog, Inc., Class A(a)	380,481	42,598,653
Microsoft Corp.	282,610	110,992,251
Palantir Technologies, Inc., Class A(a)	43,320	5,943,071
Palo Alto Networks, Inc.(a)	184,088	27,414,385
		216,814,450
Technology Hardware, Storage & Peripherals — 5.9%
Apple Inc.	365,371	96,523,711
Total Common Stocks — 96.0% (Cost: $919,547,930)		1,568,965,947
Preferred Securities
Preferred Stocks — 3.9%
Interactive Media & Services — 1.9%
Bytedance Ltd., Series E-1, (Acquired 11/11/20, cost $13,153,942)(a)(b)(c)	120,046	31,339,209
Software — 2.0%
Databricks, Inc.
Series D, (Acquired 03/27/25, cost $13,067,290)(a)(b)(c)	141,268	25,247,417
Series J, (Acquired 01/21/25, cost $3,804,987)(a)(b)(c)	41,135	7,351,647
		32,599,064
Total Preferred Securities — 3.9% (Cost: $30,026,219)		63,938,273
Total Long-Term Investments — 99.9% (Cost: $949,574,149)		1,632,904,220
Short-Term Securities
Money Market Funds — 0.2%
BlackRock Liquidity Funds, T-Fund, Institutional Shares, 3.56%(d)(e)	4,055,755	4,055,755
Total Short-Term Securities — 0.2% (Cost: $4,055,755)		4,055,755
Total Investments — 100.1% (Cost: $953,629,904)		1,636,959,975
Liabilities in Excess of Other Assets — (0.1)%		(2,097,596)
Net Assets — 100.0%		$ 1,634,862,379

(a)	Non-income producing security.
(b)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(c)
Restricted security as to resale, excluding 144A securities. The Fund held restricted securities with a current value of $63,938,273, representing 3.9% of its net assets as of period end, and an original cost of $30,026,219.

(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period end.

Schedule of Investments (unaudited) (continued)
February 28, 2026
BlackRock Large Cap Focus Growth Fund, Inc.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended February 28, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 05/31/25	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 02/28/26	Shares Held at 02/28/26	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares(a)	$ —	$ —	$ (1,766)(b)	$ 1,766	$ —	$ —	—	$ 2,084 (c)	$ —
BlackRock Liquidity Funds, T-Fund, Institutional Shares	1,217,453	2,838,302 (b)	—	—	—	4,055,755	4,055,755	112,143	—
				$ 1,766	$ —	$ 4,055,755		$ 114,227	$ —

(a)	As of period end, the entity is no longer held.
(b)	Represents net amount purchased (sold).
(c)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

For purposes of this report, industry and sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 — Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
• Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 — Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$ 1,568,965,947	$ —	$ —	$ 1,568,965,947
Preferred Securities	—	—	63,938,273	63,938,273
Short-Term Securities
Money Market Funds	4,055,755	—	—	4,055,755
	$ 1,573,021,702	$ —	$ 63,938,273	$ 1,636,959,975

Schedule of Investments (unaudited) (continued)
February 28, 2026
BlackRock Large Cap Focus Growth Fund, Inc.
A reconciliation of Level 3 financial instruments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:
Preferred Securities
Assets
Opening Balance, as of May 31, 2025	$46,123,134
Transfers into Level 3	—
Transfers out of Level 3	—
Accrued discounts/premiums	—
Net realized gain (loss)	—
Net change in unrealized appreciation (depreciation)(a)	17,815,139
Purchases	—
Sales	—
Closing Balance, as of February 28, 2026	$63,938,273
Net change in unrealized appreciation (depreciation) on investments still held at February 28, 2026(a)	$17,815,139

(a)
Any difference between net change in unrealized appreciation (depreciation) and net change in unrealized appreciation (depreciation) on investments still held at February 28, 2026, is generally due to investments no longer held or categorized as Level 3 at period end.
The following table summarizes the valuation approaches used and unobservable inputs utilized by the Valuation Committee to determine the value of certain of the Fund’s Level 3 financial instruments as of period end.
	Value	Valuation Approach	Unobservable Inputs	Range of Unobservable Inputs Utilized(a)	Weighted Average of Unobservable Inputs Based on Fair Value
Assets
Preferred Securities	$63,938,273	Market	Revenue Multiple	1.40x - 22.00x	11.90x

(a)
A significant change in unobservable input could result in a correlated or inverse change in value.